Convertible Debentures (Detail) - Summarized in the table of Convertible Debenture (USD $)	Jan. 31, 2013
Face value of Convertible Debenture due January 2015	$ 1,765,000
Fair value of embedded conversion feature	1,180,000
Relative fair value of Convertible Debenture Warrant	214,819
Discount	(1,394,819)
Proceeds attributable to the Convertible Debenture due January 2015	$ 370,181